Tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Tax
8. Tax
Tax on (loss)/profit

	2020 $m	2019 $m	2018 $m
Current tax

UK corporation tax at 19.00%:

Current period	—	5	10

Adjustments in respect of prior periods	(2)	13	4

	(2)	18	14

Foreign tax:

Current period	43	154	95

Benefit of tax reliefs on which no deferred tax previously recognised	(2)	(2)	(1)

Adjustments in respect of prior periods	(5)	(11)	(13)

	36	141	81

	34	159	95

Deferred tax

Origination and reversal of temporary differences	(35)	11	39

Changes in tax rates and tax laws	(8)	2	1

Adjustments to estimated recoverable deferred tax assets a	(14)	(2)	(2)

Reduction in deferred tax expense by previously unrecognised deferred tax assets	(1)	—	—

Adjustments in respect of prior periods	4	(14)	(1)

	(54)	(3)	37

Income tax (credit)/charge for the year	(20)	156	132

Analysed as tax relating to:

Profit before exceptional items b	32	176	159

Exceptional items:

Tax on exceptional items (note 6)	(52)	(20)	(22)

Exceptional tax (note 6)	—	—	(5)

	(20)	156	132

a	Represents a reassessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.
b	Includes $41m (2019: $113m, 2018: $93m) in respect of US taxes.
All items above relate to continuing operations.

	Total a				Before exceptional items and System Fund b
	2020	2019	2018	2020	2019	2018
	%	%	%	%	%	%
Reconciliation of tax charge

UK corporation tax at standard rate	19.0	19.0	19.0	19.0	19.0	19.0

Tax credits	0.5	(0.8)	(0.5)	(1.7)	(0.6)	(0.3)

System Fund c	(6.6)	1.1	5.0	(1.1)	(0.5)	(0.5)

Impairment charges	—	1.7	—	—	—	—

Other permanent differences	(4.2)	1.3	0.6	12.1	0.8	0.3

Non-recoverable foreign taxes d	(5.1)	3.2	0.7	16.9	2.4	0.5

Net effect of different rates of tax in overseas businesses e	(4.5)	6.7	4.6	18.9	5.5	3.7

Effect of changes in tax rates and tax laws f	2.9	(0.4)	0.3	(9.6)	(0.3)	0.2

Reduction in current tax expense by previously unrecognised deferred tax assets	0.7	(0.4)	(0.4)	(2.4)	(0.3)	(0.3)

Items on which deferred tax arose but where no deferred tax is recognised g	(1.9)	—	—	5.1	—	—

Effect of adjustments to estimated recoverable deferred tax assets h	5.1	(0.4)	0.1	(16.9)	(0.3)	0.1

Reduction in deferred tax expense by previously unrecognised deferred tax assets	0.3	—	—	—	—	—

Adjustment to tax charge in respect of prior periods	0.9	(2.2)	(2.0)	(2.7)	(1.9)	(1.0)

	7.1	28.8	27.4	37.6	23.8	21.7

a	Calculated in relation to total (losses)/profits including exceptional items and System Fund.
b	Calculated in relation to profits excluding exceptional items and System Fund earnings.
c	The System Fund is, in general, not subject to taxation.
d
The large increase in 2020 when compared to 2019 is as a result of the material decrease in Group profitability. This has meant that the Group has no longer been able to obtain effective relief for withholding taxes incurred on its revenues and in respect of other taxes, primarily in the US and Singapore. The increase from 2018 to 2019 was caused by the recognition in 2018 of a carryback claim in the US in respect of foreign tax credits.

e
Before exceptional items and System Fund includes 18.9 percentage points (2019: 4.9 percentage points, 2018: 4.2 percentage points) driven by the relatively high blended US rate, which includes US Federal and State taxes as well as Base Erosion and Anti-Avoidance Tax (‘BEAT’). In 2020, the lower profitability has resulted in a large impact of BEAT, and the trading results in the year have led to a higher proportion of the Group’s profit being taxed in the US.

f
In 2020, the UK Government reversed a previously enacted drop to the UK rate of corporation tax. This has led to an increase in value to the Group’s existing deferred tax assets in the UK, contributing to a benefit to the Group effective tax rate, before exceptional items and System Fund, of 7.9 percentage points.

g	Predominantly in respect of losses arising in the year.
h	During 2020, the Group simplified its Group structure leading to an increase to existing deferred tax assets within the UK.
A reconciliation between total tax rate and tax rate before exceptional items and System Fund is shown below:

	2020			2019			2018
	(Loss)/ profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %
Group income statement	(280)	(20)	7.1	542	156	28.8	482	132	27.4

Adjust for:

Exceptional items (note 6)	263	52		148	20		104	27

System Fund	102	—		49	—		146	—

	85	32	37.6	739	176	23.8	732	159	21.7

LOGO   Information concerning
Non-GAAP
measures can be found in the Strategic Report on pages 47 to 51.

Tax paid
Total net tax paid during the year of $41m (2019: $141m, 2018: $68m) comprises $41m (2019: $141m, 2018: $66m) paid in respect of operating activities and $nil (2019: $nil, 2018: $2m) paid in respect of investing activities.
The total tax paid includes, in respect of the US:

•	payments of $29m (2019: $80m, 2018: $54m); and

•	refunds arising from earlier periods of $24m (2019: $nil, 2018: $34m);
and in respect of the UK:

•	payments of $2m (2019: $13m, 2018: $23m); and

•	refunds arising from earlier periods of $nil (2019: $nil, 2018: $11m).
A reconciliation of tax paid to the total tax charge in the Group income statement is as follows:

	2020 $m	2019 $m	2018 $m
Current tax charge in the Group income statement	(34)	(159)	(95)

Current tax (charge)/credit in the Group statement of comprehensive income	(1)	2	1

Current tax credit taken directly to equity	—	4	8

Total current tax charge	(35)	(153)	(86)

Movements to tax contingencies a	(8)	3	(4)

Timing differences of cash tax paid and foreign exchange differences	2	9	22

Tax paid per cash flow	(41)	(141)	(68)

a
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlement of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

Current tax
Within current tax payable is $25m (2019: $33m) in respect of uncertain tax positions.
The calculation of the Group’s total tax charge involves consideration of applicable tax laws and regulations in many jurisdictions throughout the world. From time to time, the Group is subject to tax audits and uncertainties in these jurisdictions. The issues involved can be complex and disputes may take a number of years to resolve.
Where the interpretation of local tax law is not clear, management relies on judgement and accounting estimates to ensure all uncertain tax positions are adequately provided for in the Group Financial Statements. This may involve consideration of some or all of the following factors:

•	strength of technical argument, impact of case law and clarity of legislation;

•	professional advice;

•	experience of interactions, and precedents set, with the particular taxing authority; and

•	agreements previously reached in other jurisdictions on comparable issues.
The largest single contingency item within the current tax payable balance does not exceed $8m (2019: $9m).

Deferred tax

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees $m	Deferred gains on loan notes $m	Associates $m	Losses $m	Employee benefits $m	Deferred compen- sation $m	Credit losses $m	Contract costs $m	Other short-term temporary differences a $m	Total $m
At 1 January 2019	(120)	(18)	43	(35)	(56)	35	30	42	1	(14)	31	(61)

Group income statement	—	3	—	1	(2)	(9)	1	(1)	11	(2)	1	3

Assets of businesses acquired	—	—	—	—	—	—	—	—	—	—	2	2

Group statement of comprehensive income	—	—	—	—	—	—	1	—	—	—	(1)	—

Exchange and other adjustments	1	1	—	—	—	1	1	—	—	—	—	4

At 31 December 2019	(119)	(14)	43	(34)	(58)	27	33	41	12	(16)	33	(52)

Group income statement	23	14	(2)	—	—	28	—	1	10	(1)	(19)	54

Group statement of comprehensive income	—	—	—	—	—	6	1	—	—	—	8	15

Group statement of changes in equity	—	—	—	—	—	—	(1)	—	—	—	—	(1)

Exchange and other adjustments	1	—	1	—	1	—	1	—	—	—	(2)	2

At 31 December 2020	(95)	—	42	(34)	(57)	61	34	42	22	(17)	20	18

a
The above table has been re-presented in order to separately disclose the deferred tax on ‘deferred compensation’ and ‘credit losses’ (both previously disclosed in ‘other short-term temporary differences’), to disaggregate the deferred tax on ‘application fees’ and ‘contract costs’, to present deferred tax on share-based compensation within ‘employee benefits’ (previously disclosed within ‘other short-term temporary differences’) and to disclose deferred taxes on ‘contract assets’ within ‘other short-term temporary differences’ (previously disclosed within ‘Other intangible assets and contract assets’).

The deferred tax on the loan notes represents tax that is expected to come due in 2025 (2019: 2025). The deferred tax in respect of losses of $61m (2019: $27m) comprises $60m in respect of revenue losses (2019: $27m) and $1m in respect of capital losses (2019: $nil). There is no tax in respect of uncertain tax positions recorded within deferred taxes.
A deferred tax asset of $95m (2019: $4m) has been recognised in legal entities which have made a loss in the current or the previous year. Of the 2020 amount, $89m (2019: $nil) is within the UK tax group and predominantly represents revenue tax losses and future tax deductions for amortisation.
The recoverability of these UK deferred tax assets has been assessed by:

•	starting with the Group profit forecasts prepared by management, consistent with those used when reviewing for impairment (see page 135);

•	overlaying tax principles to those forecasts; and

•	following the methodology required by IAS 12.
This has demonstrated that $87m of the UK deferred tax assets should reverse over a
10-year
period. Under UK law, tax losses do not expire, although can only be offset against 50% of annual UK taxable profits, and accordingly, if the anticipated recovery to previous profitability were to be over a longer period, the length of time for recovery of the deferred tax asset would increase.
The remaining $2m of the UK deferred tax asset is in a legal entity which was loss making in 2019 and became profitable in 2020, and is forecast to remain so. Additional UK deferred tax assets of $14m are recognised in legal entities which were profitable in both the current and previous years.

The closing balance is further analysed by key territory as follows:

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees $m	Deferred gains on loan notes $m	Associates $m	Losses $m	Employee benefits $m	Deferred compen- sation $m	Credit losses $m	Contract costs $m	Other short-term temporary differences $m	Total $m
UK	19	9	—	—	—	50	10	—	—	—	15	103

US	(115)	(10)	42	(34)	(57)	5	23	42	16	(11)	10	(89)

Other	1	1	—	—	—	6	1	—	6	(6)	(5)	4

At 31 December 2020	(95)	—	42	(34)	(57)	61	34	42	22	(17)	20	18

The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2020 $m	2019 $m
Analysed as:

Deferred tax assets	113	66

Deferred tax liabilities	(95)	(118)

	18	(52)

The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against existing deferred tax liabilities or against future profits or gains.
The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2020	2019	2020	2019
	$m	$m	$m	$m
Revenue losses	467	413	76	65

Capital losses	562	541	109	95

	1,029	954	185	160

Tax credits	12	13	12	13

Leases	—	25	—	7
Other a	19	2	3	1

	1,060	994	200	181

a	Primarily relates to costs incurred for which tax relief has not been obtained.
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
	2020	2019	2020	2019
	$m	$m	$m	$m
Expiry date

2021	33	31	8	6

2022	11	10	3	2

2023	2	2	—	—

2024	5	4	1	1

2025	110	91	26	20

2026	1	—	—	—

2027	3	3	1	1

After 2027	24	21	17	16

No deferred tax liability has been provided in respect of $0.5bn (2019: $0.9bn) of taxable temporary differences relating to subsidiaries (comprising undistributed earnings and net inherent gains) because the Group is in a position to control the timing of the reversal of these temporary differences and it is probable that such differences will not reverse in the foreseeable future.
Tax risks, policies and governance
Policies and procedures related to tax risk management are subject to regular review and update and are approved by the IHG Audit Committee. Procedures to minimise risk include the preparation of thorough tax risk assessments for all transactions carrying material tax risk and, where appropriate, material tax uncertainties are discussed and resolved with tax authorities in advance. IHG’s Approach to Tax document is available on IHG’s website at
www.ihgplc.com/responsible-business.
In addition, as a result of its business profile as a hotel manager and also as a residual legacy from prior acquisitions, IHG has a small number of subsidiaries in jurisdictions commonly portrayed as tax havens. IHG manages such subsidiaries on a basis consistent with its business principles (for example, by making some foreign incorporated companies UK tax resident or by operating others so that local profits are commensurate with local activity).

Factors that may affect the future tax charge
Many factors will affect the Group’s future tax rate, the key ones being future legislative developments, future profitability of underlying subsidiaries and tax uncertainties.
The impact of
Covid-19
has resulted in changes to the Group’s current geographic profit mix and this trend is expected to continue for at least the short term. This is likely to result in a higher than usual tax rate for the Group in the short term.
Worldwide tax reform continues, most notably with the OECD’s review into “Tax Challenges Arising from Digitalisation”, and this could impact the tax profile of the Group over the longer term. The Group continues to monitor activity in this area.
The Group anticipates the exit from the European Union will not cause a material impact on its future underlying effective tax rate.